Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® U.S. VIP

Class A

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	5/1/1996	-10.50	1.63	8.02
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	5.95	11.18
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	8.49	13.12

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

DWS CROCI US VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® U.S. VIP

Class A

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	5/1/1996	-10.50	1.63	8.02
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	5.95	11.18
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	8.49	13.12

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

DWS CROCI US VIP | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.50%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 01, 1996
DWS CROCI US VIP | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	11.18%
DWS CROCI US VIP | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%